CASH FLOW INFORMATION - Changes in liabilities arising from financing activities (Details)	12 Months Ended
Jun. 30, 2019 USD ($)
Changes in liabilities arising from financing activities
As of June 30, 2018	$ 113,891,742
Proceeds from borrowings	88,693,632
Decrease bank overdraft and other short-term borrowings	(4,968,813)
Payments	(90,917,814)
Capitalization of financial debt	(13,720,000)
Interest payment	(20,167,101)
Exchange differences and currency translation differences	(33,571,695)
As of June 30, 2019	106,383,341
Borrowings
Changes in liabilities arising from financing activities
As of June 30, 2018	91,017,133
Proceeds from borrowings	88,693,632
Decrease bank overdraft and other short-term borrowings	(4,968,813)
Payments	(83,777,814)
Interest payment	(20,167,101)
Exchange differences and currency translation differences	(32,759,693)
As of June 30, 2019	103,556,730
Financed payment - Acquisition of business
Changes in liabilities arising from financing activities
As of June 30, 2018	22,874,609
Payments	(7,140,000)
Capitalization of financial debt	(13,720,000)
Exchange differences and currency translation differences	(812,002)
As of June 30, 2019	$ 2,826,611